Schedule of Cash and Non-Cash Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Working capital facility	$ 2,114	$ 2,134
Issued to lender (note 14a)	0	30
Shares issued to consultants	0	169
Interest on VTB loan (note 11)	16	148
Promissory notes, accretion on promissory note and settlement fee on promissory note	14	76
Lease interest (note 13)	279	348
Changes in FV of derivative warrants	915	(1,334)
Accretion on government assistance	67	4
Accretion on government loans – TPC	114	490
Other finance cost	151	301
Finance Costs	3,670	2,366
Cash One [Member]
IfrsStatementLineItems [Line Items]
Working capital facility	2,092	2,134
Issued to lender (note 14a)	0	0
Shares issued to consultants	0	0
Interest on VTB loan (note 11)	16	96
Promissory notes, accretion on promissory note and settlement fee on promissory note	14	0
Lease interest (note 13)	0	0
Changes in FV of derivative warrants	0	0
Accretion on government assistance	0	0
Accretion on government loans – TPC	0	3
Other finance cost	0	301
Finance Costs	2,122	2,534
Non Cash [Member]
IfrsStatementLineItems [Line Items]
Working capital facility	22	0
Issued to lender (note 14a)	0	30
Shares issued to consultants	0	169
Interest on VTB loan (note 11)	0	52
Promissory notes, accretion on promissory note and settlement fee on promissory note	0	76
Lease interest (note 13)	279	348
Changes in FV of derivative warrants	915	(1,334)
Accretion on government assistance	67	4
Accretion on government loans – TPC	114	487
Other finance cost	151	0
Finance Costs	$ 1,548	$ (168)